Financial Instruments Risks - Breakdown by Contractual Maturity of Financial Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Up to 1 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	$ 141,716,796	$ 135,797,587
Breakdown by contractual maturity of financial liabilities	473,165,815	415,394,814
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand	207,111,405	232,513,084
From more than 1 month to 3 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	37,208,495	36,288,151
Breakdown by contractual maturity of financial liabilities	26,150,054	32,989,897
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand	700,808	2,756
From more than 3 month to 6 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	30,735,275	19,850,272
Breakdown by contractual maturity of financial liabilities	31,502,743	11,823,481
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand	916,901	335,854
From more than 6 month to 12 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	33,137,133	26,432,729
Breakdown by contractual maturity of financial liabilities	2,818,747	7,815,160
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand	2,816,669	164,735
From more than 12 month to 24 month [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	33,794,545	37,925,667
Breakdown by contractual maturity of financial liabilities	2,142,351	1,595,696
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand	184,331	528,973
More than 24 months [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	43,647,595	57,062,231
Breakdown by contractual maturity of financial liabilities	4,245,245	5,031,776
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand	635,499	375,240
Total of financial liabilities [member]
Breakdown by contractual maturity of financial liabilities [line items]
Breakdown By Contractual Maturity Of Financial Assets	320,239,839	313,356,637
Breakdown by contractual maturity of financial liabilities	540,024,955	474,650,824
Financial Guarantees And Loan Commitments Issued Which May Derived In Outflows On Demand	$ 212,365,613	$ 233,920,642